CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating activities
Net loss	$ (21,922,217)	$ (34,433,662)	$ (39,493,123)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	228,158	324,548	277,231
Stock-based compensation expense	1,939,611	4,219,165	6,572,963
Amortization and accretion on investments	11,537	(68,139)	16,161
Other non-cash items	20,310	1,781	3,434
Changes in operating assets and liabilities:
Accounts receivable	7,206	1,796	(12,181)
Inventory	227,979	22,241	(454,132)
Prepaid expenses and other current assets	600,121	148,881	(17,409)
Other assets	0	64,800	(64,800)
Accounts payable	(1,661,910)	819,357	309,437
Accrued expenses and other current liabilities	(2,951,420)	1,124,648	746,879
Deferred revenue	0	(16,156)	88,344
Deferred rent	(98,035)	68,542	(9,475)
Other long term liabilities	0	0	(15,442)
Net cash used in operating activities	(23,598,660)	(27,722,198)	(32,052,113)
Investing activities
Purchases of marketable securities	(1,997,751)	(32,987,697)	(38,682,081)
Proceeds from maturities and sales of marketable securities	16,117,184	57,585,413	26,995,324
Purchases of property and equipment	0	(113,498)	(559,378)
Proceeds from sales of property and equipment	4,805	5,344	5,255
Net cash provided by (used in) investing activities	14,124,238	24,489,562	(12,240,880)
Financing activities
Proceeds from exercise of common stock	118,010	2,632	22,098
Net cash provided by financing activities	118,010	2,632	22,098
Net decrease in cash, cash equivalents and restricted cash	(9,356,412)	(3,230,004)	(44,270,895)
Cash, cash equivalents and restricted cash at beginning of period	19,312,631	22,542,635	66,813,530
Cash, cash equivalents and restricted cash at end of period	9,956,219	19,312,631	22,542,635
Supplemental cash flow information
Property and equipment purchases included in accounts payable	$ 0	$ 0	$ 7,100